Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Ohio Tax-Free Funds
Entity Central Index Key	0000862341
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000007973
Shareholder Report [Line Items]
Fund Name	Ohio Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg OH Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  In the municipal bond market, strong fundamentals, including historically high reserve balances and consistent tax revenues, drove returns.

  Security selection, especially in general obligation, transportation, higher education, and hospital bonds, contributed the most to the Fund’s outperformance. An above-benchmark level of interest rate sensitivity and an above-benchmark allocation to lower-rated bonds also helped.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg OH Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,144	$10,144	$10,123
2015	$10,109	$10,102	$10,071
2015	$10,222	$10,195	$10,155
2015	$10,390	$10,355	$10,310
2016	$10,616	$10,575	$10,523
2016	$10,845	$10,721	$10,662
2016	$11,064	$10,899	$10,853
2016	$10,443	$10,344	$10,287
2017	$10,695	$10,615	$10,549
2017	$10,991	$10,875	$10,818
2017	$11,132	$11,003	$10,949
2017	$11,123	$10,902	$10,862
2018	$11,045	$10,857	$10,813
2018	$11,190	$10,969	$10,938
2018	$11,228	$11,032	$11,003
2018	$11,211	$11,016	$10,984
2019	$11,515	$11,307	$11,260
2019	$11,943	$11,659	$11,639
2019	$12,306	$11,975	$11,962
2019	$12,252	$11,930	$11,917
2020	$12,732	$12,329	$12,325
2020	$12,579	$12,218	$12,102
2020	$12,878	$12,442	$12,349
2020	$13,070	$12,575	$12,500
2021	$13,002	$12,498	$12,455
2021	$13,312	$12,706	$12,675
2021	$13,411	$12,793	$12,768
2021	$13,409	$12,754	$12,747
2022	$13,027	$12,397	$12,373
2022	$12,271	$11,819	$11,814
2022	$11,945	$11,669	$11,666
2022	$11,959	$11,621	$11,645
2023	$12,017	$11,730	$11,743
2023	$12,173	$11,799	$11,872
2023	$12,130	$11,801	$11,865
2023	$12,385	$12,081	$12,144
2024	$12,768	$12,298	$12,379
2024	$12,565	$12,094	$12,189
2024	$13,059	$12,510	$12,587
2024	$13,282	$12,661	$12,743

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	7.24%	1.63%	2.88%
Bloomberg OH Municipal Bond Index	4.80%	1.20%	2.39%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 1,335,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 134,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$1,335
Number of Portfolio Holdings	845
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$134

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.2%
1 to 3 Years	4.2%
3 to 5 Years	2.3%
5 to 10 Years	12.1%
10 to 20 Years	34.0%
20 to 30 Years	31.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	1.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature